Fair Value Measurements (Details) - Schedule of Changes in Fair Value - Warrant Liability [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 32,688,341
Loss on repricing of warrants	590,266
Change in fair value of warrant liabilities	(27,431,550)	$ 6,461,087
Balance at ending	$ 5,847,057	$ 32,688,341